TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Portfolio of Investments                                       8
         Notes to Portfolio of Investments                             17
         Statement of Assets and Liabilities                           18
         Statement of Operations                                       19
         Statements of Changes in Net Assets                           20
         Notes to Financial Statements                                 21





IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA BALANCED STRATEGY FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.





    USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth             Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS OT MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.






MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

I started off in the investment business in late 1972. I believe that I could sit down and give you at least a thumbnail sketch of what made every year between then and now unique. The first two years, '73 and '74, were dreadful. In '75 and '76 if you missed January, you missed the year. And so it would go right up to the consecutively incredible years from '95 through '98, and the really incredible '99. Everyone who lives through such experiences will craft some set of beliefs that will serve as a guide to the process of investing. And different people will glean different wisdom from their experience. For me, the experience has led to these beliefs:

      - No one forecasts markets accurately.

      - Therefore, controlling risk is very important.

      - Risk is best controlled by the way you allocate your assets.

USAA's Asset Strategy funds offer an array of choices for controlling your investment risk. Cornerstone and Growth Strategy funds have portfolios that are 75% to 80% in equities. The Balanced and Growth and Tax Strategy funds are more conservative, while Income Strategy adds 20% equities to a fixed-income portfolio.

In short, the Asset Strategy funds offer a spectrum of risk and expected return, and, in a year like we've seen in 2000, provide an excellent way to confront a very challenging market. They are simple and effective risk control investment tools.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.





INVESTMENT REVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE: High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS: Invests principally in stocks, bonds, and money market instruments.

--------------------------------------------------------------------------------
                                           11/30/00             5/31/00
--------------------------------------------------------------------------------
  Net Assets                            $148.3 Million       $148.2 Million
  Net Asset Value Per Share                 $13.73               $15.26
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00
--------------------------------------------------------------------------------
  5/31/00 TO 11/30/00(+)    1 YEAR       5 YEARS    SINCE INCEPTION ON 9/1/95
         -4.29%             -1.92%       10.92%              10.50%
--------------------------------------------------------------------------------
(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund, the S&P 500 Index, the Lipper Balanced Funds Average, and the Lehman Brothers Aggregate Bond Index for the period of 9/01/95 through 11/30/00. The data points from the graph are as follows:

             USAA BALANCED        S&P 500         LIPPER         LEHMAN
             STRATEGY FUND         INDEX          AVERAGE        INDEX
             -------------        -------        --------        ------

09/01/95       $10,000            $10,000        $10,000        $10,000
11/30/95        10,060             10,840         10,526         10,382
05/31/96        10,637             12,117         11,191         10,262
11/30/96        11,734             13,858         12,268         11,012
05/31/97        12,686             15,684         13,050         11,115
11/30/97        13,823             17,809         14,390         11,844
05/31/98        14,820             20,493         15,681         12,328
11/30/98        14,548             22,026         16,152         12,963
05/31/99        15,950             24,803         17,207         12,865
11/30/99        17,222             26,628         17,605         12,958
05/31/00        17,649             27,399         18,078         13,136
11/30/00        16,891             25,503         17,930         14,132

DATA SINCE INCEPTION ON 9/01/95 THROUGH 11/30/00.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA BALANCED STRATEGY FUND TO THE S&P 500 INDEX, THE LIPPER BALANCED FUNDS AVERAGE, AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX. THE LIPPER BALANCED FUNDS AVERAGE IS THE AVERAGE OF ALL BALANCED FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.




MESSAGE FROM THE MANAGERS

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS APPEARS HERE: PAMELA BLEDSOE NOBLE, CFA (MONEY MARKET INSTRUMENTS); DAVID PARSONS, CFA (ALLOCATION MANAGER AND STOCKS); AND PAUL H. LUNDMARK, CFA (BONDS).]

FUND OVERVIEW

Fears of rising energy costs, tighter bank lending standards leading to a slowing economy, and uncertainty regarding the United States presidential election have conspired to make this a particularly difficult six months in the financial markets. The broader international and domestic equity indices are generally down. Large-cap value stocks outperformed growth stocks (a rare event in recent years), while higher-grade corporate bonds held their own. U.S. Treasury obligations were among the best-performing asset classes with their status as "safe haven" investments.

Against this backdrop, the USAA Balanced Strategy Fund did not perform well. For the six months ended November 30, 2000, the Fund returned -4.29% and failed to keep pace with the -0.54% return of the Lipper Balanced Funds Average. Our larger allocation to equity securities than in the average balanced fund, and the poor performance of equities in general, negatively affected the Fund's performance. While we are not satisfied with the Fund's performance this period, we believe the Fund is well-positioned to take advantage of possible opportunities ahead.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

REFER TO THE BOTTOM OF PAGE 4 FOR THE LIPPER AVERAGE DEFINITION.


STOCKS

Over the last six months,  the equity sector of the Fund  underperformed the S&P
500. Our weakest areas were communications and technology, where communications equipment (Lucent Technologies), services (VeriSign and Exodus), wireless (Nextel and Sprint PCS), and imaging (Xerox) proved troublesome. The Fund had strong performance from names in the aerospace (Boeing) and consumer staples (Quaker Oats, Sysco, Heinz, and Kimberly-Clark) areas, as well as individual names in technology (Juniper Networks), electric utilities (Duke Energy, Dominion Resources, and Southern Company), and transportation (Southwest Airlines).

OUTLOOK FOR STOCKS

The prospects for a slowing economy and tighter bank lending standards mentioned above provide us with not only potential risks, but also opportunities. The equity markets are notorious for overreacting in times of uncertainty and turmoil such as these, so the equity sector of the Fund remains fully diversified across economic sectors, not only to minimize the effects of potential risks, but also to take advantage of possible opportunities as they arise.

BONDS

We manage the bond sector so that income is the primary component of total return. During the past six months, interest rates have dropped significantly. While investors believe that the economy is slowing too much and could be heading for a "hard landing," we feel that they are overreacting. There has been a slowdown, but the economy remains strong. We also believe that there is potential for non-Treasury securities to perform very well in this "soft landing" scenario.

Because of our income orientation and risk/reward analysis, we continue to favor investments in the SPREAD sectors of the bond market -- such as corporate bonds and mortgage- and asset-backed securities -- rather than Treasuries. This investment style has hurt us over the past six months. While Treasury prices have gone up, the prices of most of our corporate bonds have lagged or even declined. Two exceptions included Imperial Bancorp and Waste Management. Imperial Bancorp is being acquired by a stronger-rated company, and Waste Management has improved its operations. Our mortgage- and asset-backed securities also performed well.

OUTLOOK FOR BONDS

Looking to the future, we feel that the economy will continue to moderate and not crash, which could bring an increase in the relative value of non-Treasury securities. However, our view, and the composition of the bond portfolio, could change if energy prices continue to rise or if banks tighten their lending standards too dramatically, causing a credit crunch for corporations.


REFER TO THE BOTTOM OF PAGE 4 FOR THE S&P 500 INDEX DEFINITION.





                     ----------------------------------------
                             TOP 10 EQUITY HOLDINGS
                                (% OF NET ASSETS)
                     ----------------------------------------
                     General Electric Co.                 2.6
                     Cisco Systems, Inc.                  1.8
                     Exxon Mobil Corp.                    1.8
                     Pfizer, Inc.                         1.8
                     Wal-Mart Stores, Inc.                1.8
                     Microsoft Corp.                      1.7
                     Merck & Co., Inc.                    1.5
                     American International Group, Inc.   1.4
                     Citigroup, inc.                      1.4
                     Intel Corp.                          1.3
                     ----------------------------------------




                                ASSET ALLOCATION
                                    11/30/00
                                ----------------

A pie chart is shown here depicting the Asset Allocation as of November 30, 2000 of the USAA Balanced Strategy Fund to be:

Stocks - 64.2%; Bonds - 32.9%; and Money Market Instruments - 2.4%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.



YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 8-16.





USAA BALANCED STRATEGY FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)

                                                                         MARKET
  NUMBER                                                                 VALUE
 OF SHARES                   SECURITY                                    (000)
--------------------------------------------------------------------------------
                                 STOCKS (64.2%)

            ADVERTISING/MARKETING (0.2%)
    3,000   Omnicom Group, Inc.                                         $    236
--------------------------------------------------------------------------------
            AEROSPACE/DEFENSE (0.7%)
   11,500   Boeing Co.                                                       794
    8,400   Lockheed Martin Corp.                                            287
--------------------------------------------------------------------------------
                                                                           1,081
--------------------------------------------------------------------------------
            AIR FREIGHT (0.4%)
    8,500   United Parcel Service "B"                                        516
--------------------------------------------------------------------------------
            AIRLINES (0.2%)
    9,400   Southwest Airlines Co.                                           297
--------------------------------------------------------------------------------
            ALUMINUM (0.2%)
    9,300   Alcoa, Inc.                                                      262
--------------------------------------------------------------------------------
            AUTOMOBILES (0.4%)
    3,300   DaimlerChrysler AG                                               127
    6,500   Toyota Motor Corp.                                               463
--------------------------------------------------------------------------------
                                                                             590
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (2.3%)
    8,600   Bank of New York Co., Inc.                                       475
   11,400   Bank One Corp.                                                   408
    5,700   Fifth Third Bancorp                                              306
    8,200   Fleet Boston Financial Corp.                                     307
    6,000   Mellon Financial Corp.                                           281
    5,600   Northern Trust Corp.                                             482
    2,100   State Street Corp.                                               271
   19,300   Wells Fargo Co.                                                  916
--------------------------------------------------------------------------------
                                                                           3,446
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER (1.0%)
   14,200   Bank of America Corp.                                            567
   18,850   Chase Manhattan Corp.                                            695
    9,100   First Union Corp.                                                229
--------------------------------------------------------------------------------
                                                                           1,491
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.5%)
   14,800   Anheuser-Busch Cos., Inc.                                        702
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (1.6%)
   27,600   Coca-Cola Co.                                                  1,728
   13,500   PepsiCo, Inc.                                                    613
--------------------------------------------------------------------------------
                                                                           2,341
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (0.8%)
    8,400   Amgen, Inc.*                                                     535
    2,300   Biogen, Inc.*                                                    126
    4,000   Genentech, Inc.*                                                 272
    4,300   Immunex Corp.*                                                   160
    2,300   Med Immune, Inc.*                                                122
--------------------------------------------------------------------------------
                                                                           1,215
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.0%)(b)
    2,295   General Motors Corp. "H"                                          50
--------------------------------------------------------------------------------
            CHEMICALS (0.7%)
    9,300   Dow Chemical Co.                                                 284
   14,100   Du Pont (E. I.) De Nemours & Co.                                 597
    5,600   Rohm & Haas Co.                                                  166
--------------------------------------------------------------------------------
                                                                           1,047
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (2.6%)
    1,700   CIENA Corp.*                                                     129
    8,500   JDS Uniphase Corp.*                                              426
   25,528   Lucent Technologies, Inc.                                        397
   17,700   Motorola, Inc.                                                   355
   20,300   Nokia Corp. ADR                                                  868
   20,400   Nortel Networks Corp.                                            770
    7,700   QualComm, Inc.*                                                  618
    1,300   Scientific Atlanta, Inc.                                          52
    4,500   Tellabs, Inc.*                                                   239
--------------------------------------------------------------------------------
                                                                           3,854
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (2.5%)
   24,900   Dell Computer Corp.*                                             479
    3,700   Gateway 2000, Inc.*                                               70
   17,800   Hewlett-Packard Co.                                              563
   15,700   IBM Corp.                                                      1,468
    3,800   Palm, Inc.*                                                      138
   13,200   Sun Microsystems, Inc.*                                        1,004
--------------------------------------------------------------------------------
                                                                           3,722
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (2.2%)
    1,200   Brocade Communications Systems, Inc.*                            201
   57,000   Cisco Systems, Inc.*                                           2,729
    1,500   Juniper Networks, Inc.*                                          187
    1,800   Network Appliance, Inc.*                                          89
    1,400   Redback Networks, Inc.*                                           98
--------------------------------------------------------------------------------
                                                                           3,304
--------------------------------------------------------------------------------
            COMPUTER - PERIPHERALS (0.8%)
   16,500   EMC Corp.*                                                     1,227
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (4.0%)
    3,000   Adobe Systems, Inc.                                              190
   19,300   America Online, Inc.*                                            784
    3,700   BEA Systems, Inc.*                                               217
    1,800   Check Point Software Technologies Ltd.*                          185
    4,900   Computer Associates International, Inc.                          128
    1,300   I2 Technologies, Inc.*                                           125
   44,000   Microsoft Corp.*                                               2,524
   43,800   Oracle Corp.*                                                  1,161
    3,300   Siebel Systems, Inc.*                                            230
    2,600   Tibco Software, Inc.*                                             90
    1,000   VeriSign, Inc.*                                                   87
    2,100   Veritas Software Corp.*                                          205
    1,600   Yahoo! Inc.*                                                      63
--------------------------------------------------------------------------------
                                                                           5,989
--------------------------------------------------------------------------------
            DISTRIBUTIONS - FOOD/HEALTH (0.2%)
    5,200   Sysco Corp.                                                      287
--------------------------------------------------------------------------------
            DRUGS (5.1%)
   11,200   Eli Lilly & Co.                                                1,049
   23,200   Merck & Co., Inc.                                              2,151
   61,700   Pfizer, Inc.                                                   2,734
   13,247   Pharmacia Corp.                                                  808
   13,700   Schering-Plough Corp.                                            768
--------------------------------------------------------------------------------
                                                                           7,510
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (2.6%)
    7,900   Dominion Resources, Inc.                                         474
   12,500   Duke Energy Corp.                                              1,124
   11,900   Edison International                                             273
    5,400   Exelon Corp.                                                     358
   14,400   PG&E Corp.                                                       395
   11,000   Reliant Energy, Inc.                                             432
   17,600   Southern Company                                                 555
    6,900   TXU Corp.                                                        276
--------------------------------------------------------------------------------
                                                                           3,887
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (2.9%)
   78,600   General Electric Co.                                           3,896
    6,800   Honeywell International, Inc.                                    331
--------------------------------------------------------------------------------
                                                                           4,227
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.1%)
    3,394   Agilent Technologies, Inc.*                                      177
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (1.9%)
    2,900   Analog Devices, Inc.*                                            144
    2,100   Broadcom Corp.*                                                  205
   49,300   Intel Corp.                                                    1,877
    2,200   Micron Technology, Inc.*                                          69
   11,500   Texas Instruments, Inc.                                          429
    2,900   Xilinx, Inc.*                                                    113
--------------------------------------------------------------------------------
                                                                           2,837
--------------------------------------------------------------------------------
            ENTERTAINMENT (1.6%)
   13,400   Time Warner, Inc.                                                831
   12,124   Viacom, Inc.*                                                    620
   32,000   Walt Disney Co.                                                  926
--------------------------------------------------------------------------------
                                                                           2,377
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.2%)
    6,500   Applied Materials, Inc.*                                         263
    2,500   KLA-Tencor Corp.*                                                 69
--------------------------------------------------------------------------------
                                                                             332
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.1%)
    4,000   Household International, Inc.                                    199
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (3.2%)
   17,100   American Express Co.                                             940
    7,600   Associates First Capital Corp. "A"                               268
   42,666   Citigroup, Inc.                                                2,125
    6,700   Fannie Mae                                                       529
    5,300   Freddie Mac                                                      320
    9,300   Morgan Stanley Dean Witter & Co.                                 590
--------------------------------------------------------------------------------
                                                                           4,772
--------------------------------------------------------------------------------
            FOODS (1.0%)
   12,900   ConAgra Foods, Inc.                                              328
    8,300   H.J. Heinz Co.                                                   379
   11,400   Unilever N.V. - N.Y. Shares                                      707
--------------------------------------------------------------------------------
                                                                           1,414
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (3.1%)
   15,800   Abbott Laboratories                                              870
   13,200   American Home Products Corp.                                     794
   20,300   Bristol-Myers Squibb Co.                                       1,407
   15,700   Johnson & Johnson, Inc.                                        1,570
--------------------------------------------------------------------------------
                                                                           4,641
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (0.1%)
    1,200   UnitedHealth Group, Inc.                                         141
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (1.5%)
    9,400   Colgate-Palmolive Co.                                            552
    7,900   Kimberly-Clark Corp.                                             552
   14,700   Procter & Gamble Co.                                           1,101
--------------------------------------------------------------------------------
                                                                           2,205
--------------------------------------------------------------------------------
            INSURANCE BROKERS (0.2%)
    3,000   Marsh & McLennan Cos., Inc.                                      345
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.1%)
    2,700   American General Corp.                                           202
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (1.4%)
   21,600   American International Group, Inc.                             2,094
--------------------------------------------------------------------------------
            INTERNET SERVICES (0.1%)
    1,500   Ariba, Inc.*                                                      93
    2,400   Exodus Communications, Inc. *                                     55
--------------------------------------------------------------------------------
                                                                             148
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.8%)
    9,750   Charles Schwab Corp.                                             270
    3,000   Goldman Sachs Group, Inc.                                        247
    3,800   Lehman Brothers Holdings, Inc.                                   188
    7,400   Merrill Lynch & Co., Inc.                                        428
--------------------------------------------------------------------------------
                                                                           1,133
--------------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (0.2%)
    4,800   Franklin Resources, Inc.                                         174
    3,800   T. Rowe Price Associates, Inc.                                   138
--------------------------------------------------------------------------------
                                                                             312
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (0.2%)
    6,300   Caterpillar, Inc.                                                248
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (1.3%)
    6,200   Corning, Inc.                                                    363
    3,300   Illinois Tool Works, Inc.                                        186
    2,500   Minnesota Mining & Manufacturing Co.                             249
   15,700   Tyco International Ltd.                                          828
    3,600   United Technologies Corp.                                        255
--------------------------------------------------------------------------------
                                                                           1,881
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.8%)
    2,200   Baxter International, Inc.                                       191
    5,800   Guidant Corp.*                                                   313
   11,500   Medtronic, Inc.                                                  612
--------------------------------------------------------------------------------
                                                                           1,116
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (3.9%)
    9,700   Chevron Corp.                                                    794
   30,216   Exxon Mobil Corp.                                              2,659
   17,000   Royal Dutch Petroleum Co. ADR                                  1,015
   23,400   Texaco, Inc.                                                   1,358
--------------------------------------------------------------------------------
                                                                           5,826
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.8%)
    8,200   Baker Hughes, Inc.                                               271
    8,200   Halliburton Co.                                                  274
    8,400   Schlumberger Ltd.                                                521
    3,900   Transocean Sedco Forex, Inc.                                     155
--------------------------------------------------------------------------------
                                                                           1,221
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.5%)
    4,700   Anadarko Petroleum Corp.                                         280
    5,500   Apache Corp.                                                     287
    5,300   Burlington Resources, Inc.                                       216
--------------------------------------------------------------------------------
                                                                             783
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.3%)
    8,300   International Paper Co.                                          281
    5,200   Weyerhaeuser Co.                                                 228
--------------------------------------------------------------------------------
                                                                             509
--------------------------------------------------------------------------------
            PERSONAL CARE (0.3%)
   14,800   Gillette Co.                                                     501
--------------------------------------------------------------------------------
            PHOTOGRAPHY - IMAGING (0.0%)(b)
    8,500   Xerox Corp.                                                       59
--------------------------------------------------------------------------------
            PUBLISHING (0.1%)
    2,100   McGraw Hill, Inc.                                                111
--------------------------------------------------------------------------------
            PUBLISHING/NEWSPAPERS (0.2%)
    2,100   Gannett, Inc.                                                    113
    4,300   Tribune Co.                                                      159
--------------------------------------------------------------------------------
                                                                             272
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (0.5%)
   17,800   Home Depot, Inc.                                                 697
--------------------------------------------------------------------------------
            RETAIL - COMPUTERS & ELECTRONICS (0.1%)
    3,500   Best Buy Co., Inc.*                                               90
--------------------------------------------------------------------------------
            RETAIL - DEPARTMENT STORES (0.2%)
    4,700   Kohls Corp.*                                                     252
--------------------------------------------------------------------------------
            RETAIL - FOOD (0.3%)
    7,900   Safeway, Inc.*                                                   466
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (2.1%)
   11,200   Target Corp.                                                     337
   52,100   Wal-Mart Stores, Inc.                                          2,719
--------------------------------------------------------------------------------
                                                                           3,056
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.1%)
    6,600   Gap, Inc.                                                        165
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.1%)
    2,000   Computer Sciences Corp.*                                         136
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.3%)
    5,600   Automatic Data Processing, Inc.*                                 370
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.3%)
    7,700   Nextel Communications, Inc.*                                     239
    9,100   Sprint Corp. - PCS Group*                                        206
--------------------------------------------------------------------------------
                                                                             445
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
   23,000   AT&T Corp.                                                       451
   10,900   Qwest Communications International, Inc.*                        412
   25,450   WorldCom, Inc.*                                                  380
--------------------------------------------------------------------------------
                                                                           1,243
--------------------------------------------------------------------------------
            TELEPHONES (2.8%)
   22,000   BellSouth Corp.                                                  920
   32,117   SBC Communications, Inc.                                       1,764
   25,640   Verizon Communications                                         1,441
--------------------------------------------------------------------------------
                                                                           4,125
--------------------------------------------------------------------------------
            TOBACCO (0.7%)
   27,800   Philip Morris Cos., Inc.                                       1,062
--------------------------------------------------------------------------------
            Total stocks (cost: $86,671)                                  95,244
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                           COUPON
  (000)                                             RATE     MATURITY
---------------------------------------------------------------------
                                 BONDS (32.9%)

   $1,000   American Health Properties, Inc.       7.50%    1/15/2007        930
    2,000   ARG Funding Corp., Series 1999-1A      6.02     5/20/2005      1,983
    1,000   Capital One Financial Corp.            7.25     5/01/2006        915
    1,000   Dominion Resources, Inc.               8.13     6/15/2010      1,054
    1,000   Empire District Electric Co.           7.70    11/15/2004      1,028
    2,000   First Union Commercial Mortgage
               Trust II                            6.60     5/18/2007      1,997
    1,000   First Union Corp.                      6.82     8/01/2026        968
    1,000   FirstPlus Home Loan Owner Trust,
              Series 1998-1, Class A-5             6.25    11/10/2016        992
    2,000   Ford Motor Credit Co.                  7.38    10/28/2009      1,965
    1,000   Great Atlantic & Pacific Tea, Inc.     7.70     1/15/2004        816
    1,000   Heller Financial, Inc.                 6.00     3/19/2004        966
    1,000   Heller Financial, Inc.                 7.38    11/01/2009        964
    1,000   Household Finance Corp.                8.00     5/09/2005      1,028
    1,000   Imperial Bancorp                       8.50     4/01/2009      1,027
      900   Kmart Corp.                            7.95     2/01/2023        596
    2,000   Limestone Electron Trust (a)           8.63     3/15/2003      2,047
    1,000   MCI Communications Corp.               6.95     8/15/2006        979
    1,000   Merita Bank Ltd. (Finland)             6.50     1/15/2006        965
    1,000   Merrill Lynch & Co., Inc.              6.50     7/15/2018        887
    1,000   Nationwide Health Property, Inc.       7.25     4/01/2002        984
    2,000   Osprey Trust, Osprey I, Inc. (a)       8.31     1/15/2003      2,033
    1,000   Pactiv Corp.                           7.20    12/15/2005        952
    1,000   Phillips Petroleum Co.                 8.50     5/25/2005      1,068
    1,000   Popular North America, Inc.            6.63    10/27/2002        991
    1,000   Reckson Operating Partnership, L.P.    7.75     3/15/2009        962
    1,000   Safeway, Inc.                          7.50     9/15/2009      1,014
    1,000   Service Master Co.                     7.88     8/15/2009        871
    2,000   Sovereign Bancorp, Inc.               10.25     5/15/2004      1,990
    2,400   TriNet Corporate Realty Trust, Inc.    6.75     3/01/2013      2,223
    1,000   Union Planters Bank, N.A.              6.50     3/15/2018        897
    1,000   Washington Real Estate Investment
               Trust                               7.25     8/13/2006        981
    1,000   Waste Management, Inc.                 6.13     7/15/2001        984
    1,000   Waste Management, Inc.                 6.38    12/01/2003        953
    1,000   Federal Home Loan Bank                 5.43     9/24/2008        940
      374   Federal National Mortgage Assn.,
              Series 1997-72 CA                    9.50     9/18/2023        388
      340   Federal National Mortgage Assn.,
              Series 1997-72 CB                    9.00     9/18/2023        350
      944   Federal National Mortgage Assn.,
              Series 1997-79 U                     9.00    11/18/2024        982
      474   Federal National Mortgage Assn.,
              Series 1997-89 N                     9.50    12/20/2022        490
      625   Federal National Mortgage Assn.,
              Series 1998-7 H                      9.00     3/18/2025        658
    2,000   Federal National Mortgage Assn.,
              Series 1999-25 VB                    6.00     4/25/2016      1,855
    1,000   Federal National Mortgage Assn.,
              Series 1999-56 D                     7.00    12/18/2014        994
    2,000   Federal National Mortgage Assn.        7.13     6/15/2010      2,102
    1,000   Government National Mortgage Assn.,
              Series 1999-14 VD                    6.00     3/20/2014        948
--------------------------------------------------------------------------------
            Total bonds (cost: $49,300)                                   48,717
--------------------------------------------------------------------------------
                         MONEY MARKET INSTRUMENT (2.4%)

    3,550   Federal National Mortgage Assn.
               Discount Note                       6.43    12/01/2000
               (cost: $3,550)                                              3,550
--------------------------------------------------------------------------------
            Total investments (cost: $139,521)                          $147,511
================================================================================





USAA BALANCED STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 3.8% of net assets at November 30, 2000.

SPECIFIC NOTES

(a) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.

(b) Represents less than 0.1% of net assets.

* Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






USAA BALANCED STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

NOVEMBER 30, 2000
(UNAUDITED)

ASSETS

   Investments in securities, at market value (identified
      cost of $139,521)                                               $ 147,511
   Cash                                                                     121
   Receivables:
      Capital shares sold                                                   123
      Dividends and interest                                                904
                                                                      ---------
         Total assets                                                   148,659
                                                                      ---------

LIABILITIES

   Securities purchased                                                      45
   Capital shares redeemed                                                  126
   USAA Investment Management Company                                       103
   USAA Transfer Agency Company                                              40
   Accounts payable and accrued expenses                                     54
                                                                      ---------
         Total liabilities                                                  368
                                                                      ---------
            Net assets applicable to capital shares outstanding       $ 148,291
                                                                      =========

REPRESENTED BY:

   Paid-in capital                                                    $ 142,884
   Accumulated undistributed net investment income                          655
   Accumulated net realized loss on investments                          (3,238)
   Net unrealized appreciation of investments                             7,990
                                                                      ---------
            Net assets applicable to capital shares outstanding       $ 148,291
                                                                      =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                       10,797
                                                                      =========
   Net asset value, redemption price, and offering price per share    $   13.73
                                                                      =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






USAA BALANCED STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000
(UNAUDITED)

Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $1)                  $    494
      Interest                                                            2,105
                                                                       --------
         Total income                                                     2,599
                                                                       --------
   Expenses:
      Management fees                                                       585
      Transfer agent's fees                                                 231
      Custodian's fees                                                       42
      Postage                                                                39
      Shareholder reporting fees                                             12
      Trustees' fees                                                          1
      Registration fees                                                      25
      Professional fees                                                      19
      Other                                                                   3
                                                                       --------
         Total expenses                                                     957
                                                                       --------
            Net investment income                                         1,642
                                                                       --------
Net realized and unrealized loss on investments:
      Net realized loss                                                  (2,682)
      Change in net unrealized appreciation/depreciation                 (5,673)
                                                                       --------
            Net realized and unrealized loss                             (8,355)
                                                                       --------
Decrease in net assets resulting from operations                       $ (6,713)
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







USAA BALANCED STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000, AND YEAR ENDED MAY 31, 2000
(UNAUDITED)

                                                         11/30/00       5/31/00
                                                         ----------------------
From operations:
   Net investment income                                 $  1,642      $  2,326
   Net realized gain (loss) on investments                 (2,682)        8,806
   Change in net unrealized appreciation/depreciation
      of investments                                       (5,673)         (418)
                                                         ----------------------
      Increase (decrease) in net assets resulting
         from operations                                   (6,713)       10,714
                                                         ----------------------
Distributions to shareholders from:
   Net investment income                                   (1,634)       (1,959)
                                                         ----------------------
   Net realized gains                                      (7,862)          -
                                                         ----------------------
From capital share transactions:
   Proceeds from shares sold                               20,675        69,531
   Reinvested dividends                                     9,364         1,918
   Cost of shares redeemed                                (13,692)      (27,806)
                                                         ----------------------
      Increase in net assets from
         capital share transactions                        16,347        43,643
                                                         ----------------------
Net increase in net assets                                    138        52,398
Net assets:
   Beginning of period                                    148,153        95,755
                                                         ----------------------
   End of period                                         $148,291      $148,153
                                                         ======================

Accumulated undistributed net investment income:
   End of period                                         $    655      $    647
                                                         ======================

Change in shares outstanding:
   Shares sold                                              1,395         4,603
   Shares issued for dividends reinvested                     620           127
   Shares redeemed                                           (926)       (1,850)
                                                         ----------------------
      Increase in shares outstanding                        1,089         2,880
                                                         ======================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







USAA BALANCED STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000
(UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended November 30, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2000, were $45,886,000 and $37,411,000, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 2000, were $18,859,000 and $10,869,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of its annual average net assets.

The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.25% of its annual average net assets through October 1, 2001.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH                                                           NINE-MONTH
                               PERIOD ENDED                                                        PERIOD ENDED
                               NOVEMBER 30,                    YEAR ENDED MAY 31,                     MAY 31,
                               --------------------------------------------------------------------------------
                                   2000          2000          1999          1998          1997         1996*
                               --------------------------------------------------------------------------------
Net asset value at
   beginning of period          $  15.26      $  14.02      $  13.46      $  12.11      $  10.49      $  10.00
Net investment income                .15           .27           .25           .35           .33           .26(b)
Net realized and
   unrealized gain (loss)           (.73)         1.22           .74          1.64          1.65           .37
Distributions from net
   investment income                (.16)         (.25)         (.27)         (.35)         (.33)         (.14)
Distributions of realized
   capital gains                    (.79)           -           (.16)         (.29)         (.03)           -
                               --------------------------------------------------------------------------------
Net asset value at
   end of period                $  13.73      $  15.26      $  14.02      $  13.46      $  12.11      $  10.49
                               ================================================================================
Total return (%) **                (4.29)        10.65          7.63         16.82         19.26          6.37
Net assets at
   end of period (000)          $148,291      $148,153      $ 95,755      $ 70,046      $ 34,601      $ 19,258
Ratio of expenses to
   average net assets (%)           1.24(a)       1.25          1.25          1.25          1.25          1.25(a)
Ratio of expenses to average
   net assets excluding
   reimbursements (%)               N/A           1.26          1.31          1.31          1.39          2.00(a)
Ratio of net investment
   income to average
   net assets (%)                  2.13(a)        1.92          1.88          2.85          3.16          3.31(a)
Portfolio turnover (%)            24.83          87.11         63.39         22.18         28.06         26.53

  * FUND COMMENCED OPERATIONS SEPTEMBER 1, 1995.
 ** ASSUMES  REINVESTMENT  OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS
    DURING THE PERIOD.
(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
(b) CALCULATED USING WEIGHTED AVERAGE SHARES.







TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        usaa.com(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777